Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Information
Summary of specific financial information related to sales to external customer
Sales to External Customers:	Years ended December 31,
(Thousands of dollars)	2011	2010	2009
Pork	$1,744,630	$1,388,265	$1,065,338
Commodity Trading and Milling	2,689,786	1,808,948	1,531,572
Marine	928,548	853,565	737,629
Sugar	259,786	195,993	142,966
Power	111,391	124,034	107,074
All Other	12,761	14,897	16,729
Segment/Consolidated Totals	$5,746,902	$4,385,702	$3,601,308

Summary of specific financial information related to operating income

Operating Income:	Years ended December 31,
(Thousands of dollars)	2011	2010	2009
Pork	$259,271	$213,325	$(15,025)
Commodity Trading and Milling	43,225	34,432	24,839
Marine	(3,904)	47,612	24,113
Sugar	65,101	31,741	(851)
Power	60,845	13,424	8,172
All Other	(1,191)	832	1,498
Segment Totals	423,347	341,366	42,746
Corporate	(16,143)	(20,300)	(19,023)
Consolidated Totals	$407,204	$321,066	$23,723

Summary of specific financial information related to income from affiliates

Income from Affiliates:	Years ended December 31,
(Thousands of dollars)	2011	2010	2009
Commodity Trading and Milling	$13,450	$20,983	$19,128
Sugar	440	980	1,030
Turkey	12,731	(998)	–
Segment/Consolidated Totals	$26,621	$20,965	$20,158

Summary of specific financial information related to depreciation and amortization

Depreciation and Amortization:	Years ended December 31,
(Thousands of dollars)	2011	2010	2009
Pork	$43,866	$50,813	$53,182
Commodity Trading and Milling	5,567	5,165	4,681
Marine	22,675	22,743	21,772
Sugar	8,289	7,180	7,732
Power	192	204	3,783
All Other	403	428	431
Segment Totals	80,992	86,533	91,581
Corporate	231	269	260
Consolidated Totals	$81,223	$86,802	$91,841

Summary of specific financial information related to total assets

Total Assets:	December 31,
(Thousands of dollars)	2011	2010
Pork	$738,574	$761,490
Commodity Trading and Milling	755,903	686,379
Marine	261,781	246,902
Sugar	269,564	223,223
Power	165,118	91,739
Turkey	312,164	277,778
All Other	6,257	6,332
Segment Totals	2,509,361	2,293,843
Corporate	497,367	440,243
Consolidated Totals	$3,006,728	$2,734,086

Summary of specific financial information related to investment in and advances to affiliates
Investment in and Advances to Affiliates:	December 31,
(Thousands of dollars)	2011	2010
Commodity Trading and Milling	$160,402	$140,696
Sugar	3,177	2,957
Turkey	201,261	187,669
Segment/Consolidated Totals	$364,840	$331,322

Summary of specific financial information related to capital expenditures

Capital Expenditures:	Years ended December 31,
(Thousands of dollars)	2011	2010	2009
Pork	$39,890	$9,568	$15,188
Commodity Trading and Milling	5,192	2,390	2,650
Marine	31,210	28,411	14,697
Sugar	22,626	30,620	21,603
Power	84,041	31,709	39
All Other	60	362	87
Segment Totals	183,019	103,060	54,264
Corporate	729	276	12
Consolidated Totals	$183,748	$103,336	$54,276

Geographic summary of net sales based on the location of product delivery
	Years ended December 31,
(Thousands of dollars)	2011	2010	2009
Caribbean, Central and South America	$2,225,829	$1,702,823	$1,406,749
Africa	1,489,409	1,061,221	969,324
United States	1,328,116	1,079,316	855,412
Canada/Mexico	407,593	245,935	146,601
Pacific Basin and Far East	238,116	198,100	165,721
Eastern Mediterranean	49,472	78,380	14,964
Europe	8,367	19,927	42,537
Totals	$5,746,902	$4,385,702	$3,601,308

Geographic summary of the entity's long-lived assets according to their physical location and primary port for the vessels
	December 31,
(Thousands of dollars)	2011	2010
United States	$515,375	$511,908
Dominican Republic	120,707	56,928
Argentina	111,726	105,298
All other	50,419	49,197
Totals	$798,227	$723,331